Subsequent Events (Details Narrative) - USD ($)					1 Months Ended
	May 13, 2026	Mar. 04, 2026	Dec. 09, 2025	Sep. 04, 2025	Dec. 24, 2025
Short-term loan [Member]
Subsequent Event [Line Items]
Interest rate			12.00%	2.00%	12.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Institutional Investor [Member]
Subsequent Event [Line Items]
Principal amount	$ 5,000,000
Original issue discount	$ 700,000
Fixed conversion price	$ 0.94
Warrant description	In connection with the issuance of the Note, pursuant to the adjustment provisions to the exercise price contained within the common stock purchase warrants (the “Common Warrants”) and the placement agent warrant (the “Placement Agent Warrant”) issued in the registered direct offering that closed on December 23, 2024, the number of warrants remaining under the Common Warrants has been increased by 2,293,771 and the number of warrants remaining under the Placement Agent Warrant have increased by 74,666, with the remaining number of warrants thereunder entitling the holders of the Common Warrants and the Placement Agent to purchase an aggregate of 6,344,031 shares of common stock at a price of $0.94 per share.
Subsequent Event [Member] | Short-term loan [Member]
Subsequent Event [Line Items]
Short term debt		$ 500,000
Interest rate		24.50%